RELATED PARTY TRANSACTIONS (Details) $ in Thousands		1 Months Ended	9 Months Ended		12 Months Ended
	Jan. 11, 2022 USD ($)	Jan. 31, 2018 USD ($)	Sep. 30, 2021 USD ($) subsidiary	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) subsidiary	Dec. 31, 2019 USD ($)
Related Party Transaction [Line Items]
Stock-based compensation expense			$ 3,131	$ 857	$ 1,117	$ 896
Promissory Note with one of the employees		$ 90
Interest rate of the Note		1.68%
Interest receivable from the Note			0		2	2
interest income			0	0	2	2
Prepaid advances			1,086		1,244	1,470
Due from related parties			13		1,465	683
Due from related parties for payments made on behalf of the other entities					30
Subsequent Event | Scenario Forecast
Related Party Transaction [Line Items]
Promissory Note with one of the employees will be forgiven	$ 90
ARTSA
Related Party Transaction [Line Items]
Due to related parties for payments paid on their behalf			112		124	105
Due from related parties for payments made on behalf of the other entities			13		30	18
4C
Related Party Transaction [Line Items]
Payments for rent			103	76	113	107
Prepaid advances			996		1,154	1,380
Expenses incurred			3,354	1,498	2,160	2,812
Due from related parties			0		1,496	665
Due to related parties for payments paid on their behalf					11	3
Liminal | Allocation of Expense Incurred
Related Party Transaction [Line Items]
Expenses allocated			$ 10	$ 7	$ 64	$ 8
Four Bionics
Related Party Transaction [Line Items]
Number of subsidiaries | subsidiary			3		3